UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     February 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $1,173,271 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-NEW                        Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    66679  3117300 SH       DEFINED 01            2870900        0   246400
AMAZON COM INC                 COM              023135106      482     5200 SH       OTHER                       0        0     5200
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    95437  1554600 SH       DEFINED 01            1421700        0   132900
AMERICAN EXPRESS CO            COM              025816109     1092    21000 SH       OTHER                       0        0    21000
AMERICAN INTL GROUP INC        COM              026874107    83142  1426100 SH       DEFINED 01            1313300        0   112800
AMERICAN INTL GROUP INC        COM              026874107      344     5900 SH       OTHER                       0        0     5900
AMERIPRISE FINL INC            COM              03076C106      231     4200 SH       OTHER                       0        0     4200
APPLE INC                      COM              037833100     9112    46000 SH       OTHER                       0        0    46000
BANK OF NEW YORK MELLON CORP   COM              064058100   103742  2127600 SH       DEFINED 01            1959100        0   168500
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1416       10 SH       OTHER                       0        0       10
BEST BUY INC                   COM              086516101      474     9000 SH       OTHER                       0        0     9000
CISCO SYS INC                  COM              17275R102    77823  2874890 SH       DEFINED 01            2587690        0   287200
CISCO SYS INC                  COM              17275R102     1115    41200 SH       OTHER                       0        0    41200
CITADEL BROADCASTING CORP      COM              17285T106        4     1797 SH       OTHER                       0        0     1797
CITIGROUP INC                  COM              172967101     1019    34600 SH       OTHER                       0        0    34600
COREL CORP NEW                 COM              21869X103     1730   161700 SH       DEFINED 01             161700        0        0
CVS CAREMARK CORPORATION       COM              126650100    87335  2197100 SH       DEFINED 01            1996700        0   200400
DELL INC                       COM              24702R101      461    18800 SH       OTHER                       0        0    18800
DISNEY WALT CO                 COM DISNEY       254687106      755    23400 SH       OTHER                       0        0    23400
E M C CORP MASS                COM              268648102      597    32200 SH       OTHER                       0        0    32200
EBAY INC                       COM              278642103      611    18400 SH       OTHER                       0        0    18400
EMBARQ CORP                    COM              29078E105       14      280 SH       OTHER                       0        0      280
EQUIFAX INC                    COM              294429105    45948  1263700 SH       DEFINED 01            1111400        0   152300
EXXON MOBIL CORP               COM              30231G102       37      400 SH       OTHER                       0        0      400
FIDELITY NATL INFORMATION SV   COM              31620M106    82839  1991800 SH       DEFINED 01            1841100        0   150700
GOOGLE INC                     CL A             38259P508      712     1030 SH       OTHER                       0        0     1030
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    99999  4206940 SH       OTHER                       0        0  4206940
INTEL CORP                     COM              458140100      682    25600 SH       OTHER                       0        0    25600
INTERNATIONAL BUSINESS MACHS   COM              459200101      649     6000 SH       OTHER                       0        0     6000
JOHNSON & JOHNSON              COM              478160104      494     7400 SH       OTHER                       0        0     7400
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    96681   912600 SH       DEFINED 01             837000        0    75600
MICROSOFT CORP                 COM              594918104   102079  2867380 SH       DEFINED 01            2646880        0   220500
MICROSOFT CORP                 COM              594918104      655    18400 SH       OTHER                       0        0    18400
MOTOROLA INC                   COM              620076109      274    17100 SH       OTHER                       0        0    17100
NETWORK APPLIANCE INC          COM              64120L104      175     7000 SH       OTHER                       0        0     7000
ORACLE CORP                    COM              68389X105   104143  4612190 SH       DEFINED 01            4249590        0   362600
ORACLE CORP                    COM              68389X105     1426    63133 SH       OTHER                       0        0    63133
PFIZER INC                     COM              717081103      327    14400 SH       OTHER                       0        0    14400
QUALCOMM INC                   COM              747525103      661    16800 SH       OTHER                       0        0    16800
R H DONNELLEY CORP             COM NEW          74955W307    40873  1120425 SH       DEFINED 01            1027825        0    92600
SCHWAB CHARLES CORP NEW        COM              808513105      721    28200 SH       OTHER                       0        0    28200
SPRINT NEXTEL CORP             COM SER 1        852061100       74     5600 SH       OTHER                       0        0     5600
SUN MICROSYSTEMS INC           COM NEW          866810203      243    13400 SH       OTHER                       0        0    13400
TIME WARNER INC                COM              887317105      925    56000 SH       OTHER                       0        0    56000
TRAVELERS COMPANIES INC        COM              89417E109      106     1977 SH       OTHER                       0        0     1977
UNITED TECHNOLOGIES CORP       COM              913017109    58458   763752 SH       DEFINED 01             693452        0    70300
WAL MART STORES INC            COM              931142103      475    10000 SH       OTHER                       0        0    10000